SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Number of reportable segments as a result of the Acquisition | item	2	2
Loans and Leases Receivable, Other Information [Abstract]
Impairments of loan held for investment | $	$ 0	$ 0	$ 0